Flight Equipment Held For Operating Leases, Net (Movements In Flight Equipment Held For Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Investment In Finance And Sales-type Leases [Abstract]
Net book value at beginning of period	$ 31,984,668	$ 8,085,947
ILFC Transaction		24,038,423
GFL Transaction		(726,985)
Additions	3,604,122	2,314,908
Depreciation	(1,803,125)	(1,253,325)
Impairment (Note 24)	(16,322)	(21,828)	$ (25,616)
AeroTurbine restructuring (Note 25)	(22,402)
Disposals/Transfers to held for sale	(1,325,626)	(306,985)
Transfers to net investment in finance and sales-type leases/inventory	(201,821)	(145,487)
Net book value at end of period	32,219,494	31,984,668	$ 8,085,947
Accumulated depreciation as of December 31, 2015 and 2014, respectively	$ (3,934,685)	$ (2,591,000)